T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 91.4%			Clarios Global
			8.50%, 5/15/27 (1)	355	382
Aerospace & Defense 0.9%			Dana
			5.625%, 6/15/28	46	50
Moog
4.25%, 12/15/27 (1)	10	10	Dana Financing Luxembourg
			5.75%, 4/15/25 (1)	5	5
TransDigm
6.25%, 3/15/26 (1)	125	133	Ford Motor
			8.50%, 4/21/23	32	36
TransDigm
7.50%, 3/15/27	50	53	Ford Motor
			9.00%, 4/22/25	70	85
TransDigm
8.00%, 12/15/25 (1)	125	137	Ford Motor Credit
			5.75%, 2/1/21	200	201
		333	Goodyear Tire & Rubber
			9.50%, 5/31/25	20	22
			Group 1 Automotive
Airlines 1.8%			4.00%, 8/15/28 (1)	25	25
Air Canada			IAA
7.75%, 4/15/21 (1)	72	73	5.50%, 6/15/27 (1)	30	32
American Airlines			Meritor
11.75%, 7/15/25 (1)	80	88	6.25%, 6/1/25 (1)	45	48
Delta Air Lines			Navistar International
4.50%, 10/20/25 (1)	15	16	9.50%, 5/1/25 (1)	54	61
Delta Air Lines			Tenneco
4.75%, 10/20/28 (1)	55	59	5.00%, 7/15/24 (EUR)	100	120
Delta Air Lines			Tenneco
7.00%, 5/1/25 (1)	45	51	5.00%, 7/15/26	35	31
Delta Air Lines			Tenneco
7.375%, 1/15/26	65	73	5.375%, 12/15/24	30	27
Mileage Plus Holdings			Tenneco
6.50%, 6/20/27 (1)	120	130	7.875%, 1/15/29 (1)	40	44
United Airlines Holdings			Tesla
4.25%, 10/1/22	35	35	5.30%, 8/15/25 (1)	177	184

United Airlines Holdings					1,760
4.875%, 1/15/25	37	36
United Airlines Holdings
5.00%, 2/1/24	54	53	Banking 0.6%
United Airlines Holdings
6.00%, 12/1/20	20	20	Banco do Brasil, VR,
			9.00% (2)(3)	200	221

		634			221

Automotive 5.0%			Broadcasting 4.3%
Adient Global Holdings
4.875%, 8/15/26 (1)	200	201	Clear Channel Worldwide Holdings
			5.125%, 8/15/27 (1)	130	131
Adient U.S.
9.00%, 4/15/25 (1)	70	78	Clear Channel Worldwide Holdings
			9.25%, 2/15/24	115	115
Clarios Global
4.375%, 5/15/26 (EUR)	100	123	Diamond Sports Group
			6.625%, 8/15/27 (1)	130	75
Clarios Global
6.25%, 5/15/26 (1)	5	5	iHeartCommunications
			5.25%, 8/15/27 (1)	40	41

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

iHeartCommunications			Weekley Homes
6.375%, 5/1/26	5	6	4.875%, 9/15/28 (1)	15	16

iHeartCommunications					300
8.375%, 5/1/27	294	312
Lions Gate Capital Holdings
6.375%, 2/1/24 (1)	85	87	Building Products 1.2%
MDC Partners
6.50%, 5/1/24 (1)	155	153	American Builders & Contractors
			Supply
Nexstar Broadcasting			5.875%, 5/15/26 (1)	25	26
4.75%, 11/1/28 (1)	40	41	American Woodmark
Nexstar Broadcasting			4.875%, 3/15/26 (1)	24	25
5.625%, 7/15/27 (1)	25	26	CP Atlas Buyer
Nielsen Finance			7.00%, 12/1/28 (1)	15	15
5.625%, 10/1/28 (1)	50	53	Forterra Finance
Outfront Media Capital			6.50%, 7/15/25 (1)	50	53
5.00%, 8/15/27 (1)	5	5	New Enterprise Stone & Lime
Outfront Media Capital			6.25%, 3/15/26 (1)	15	16
6.25%, 6/15/25 (1)	15	16	PGT Innovations
Sirius XM Radio			6.75%, 8/1/26 (1)	120	128
4.625%, 7/15/24 (1)	25	26	Specialty Building Products Holdings
Sirius XM Radio			6.375%, 9/30/26 (1)	40	41
5.00%, 8/1/27 (1)	50	53	Summit Materials
Sirius XM Radio			5.125%, 6/1/25 (1)	15	15
5.375%, 7/15/26 (1)	120	125	Summit Materials
TEGNA			5.25%, 1/15/29 (1)	40	42
4.75%, 3/15/26 (1)	30	32	Summit Materials
Terrier Media Buyer			6.50%, 3/15/27 (1)	48	51
8.875%, 12/15/27 (1)	35	38
Townsquare Media					412
6.50%, 4/1/23 (1)	75	72
Univision Communications
6.625%, 6/1/27 (1)	55	59	Cable Operators 13.2%
Univision Communications			Altice Financing
9.50%, 5/1/25 (1)	30	33	7.50%, 5/15/26 (1)	200	211

		1,499	Altice France
			5.125%, 1/15/29 (1)	200	207
			Altice France
Building & Real Estate 0.8%			8.125%, 2/1/27 (1)	200	220
			Altice France Holding
Cushman & Wakefield U.S. Borrower			6.00%, 2/15/28 (1)	400	406
6.75%, 5/15/28 (1)	60	65	C&W Senior Financing
Howard Hughes			6.875%, 9/15/27 (1)	200	216
5.375%, 3/15/25 (1)	95	98	Cablevision Lightpath
Howard Hughes			5.625%, 9/15/28 (1)	200	209
5.375%, 8/1/28 (1)	47	50	CCO Holdings
Realogy Group			4.25%, 2/1/31 (1)	150	156
7.625%, 6/15/25 (1)	15	16	CCO Holdings
Shea Homes			4.50%, 8/15/30 (1)	55	58
4.75%, 4/1/29 (1)	10	11	CCO Holdings
Taylor Morrison Communities			4.50%, 5/1/32 (1)	55	58
5.125%, 8/1/30 (1)	40	44

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CCO Holdings			Element Solutions
4.75%, 3/1/30 (1)	100	106	3.875%, 9/1/28 (1)	35	36
CCO Holdings			Kraton Polymers
5.00%, 2/1/28 (1)	195	205	7.00%, 4/15/25 (1)	24	25
CCO Holdings			Methanex
5.125%, 5/1/27 (1)	65	68	5.125%, 10/15/27	56	59
CCO Holdings			Methanex
5.375%, 6/1/29 (1)	30	33	5.25%, 12/15/29	31	33
CSC Holdings			Methanex
4.625%, 12/1/30 (1)	200	205	5.65%, 12/1/44	46	47
CSC Holdings			Minerals Technologies
6.50%, 2/1/29 (1)	200	223	5.00%, 7/1/28 (1)	50	52
CSC Holdings			Neon Holdings
7.50%, 4/1/28 (1)	200	223	10.125%, 4/1/26 (1)	55	58
DISH DBS			Univar Solutions USA
5.875%, 11/15/24	56	60	5.125%, 12/1/27 (1)	40	42
DISH DBS			WR Grace & Co-Conn
7.375%, 7/1/28	75	81	4.875%, 6/15/27 (1)	8	9
DISH DBS					734
7.75%, 7/1/26	100	114
GCI
4.75%, 10/15/28 (1)	45	47	Conglomerates 0.4%
Netflix
3.875%, 11/15/29 (EUR) (1)	100	138	General Electric, Series D, VR,
Netflix			5.00% (2)(3)	160	146
5.375%, 11/15/29 (1)	30	36			146
Netflix
5.875%, 11/15/28	175	211
Netflix			Consumer Products 0.6%
6.375%, 5/15/29	195	244	CD&R Smokey Buyer
Radiate Holdco			6.75%, 7/15/25 (1)	10	11
4.50%, 9/15/26 (1)	40	42	Edgewell Personal Care
Radiate Holdco			5.50%, 6/1/28 (1)	20	21
6.50%, 9/15/28 (1)	60	64	Energizer Holdings
Virgin Media Secured Finance			4.375%, 3/31/29 (1)	30	31
5.25%, 5/15/29 (GBP)	250	359	Energizer Holdings
VTR Finance			7.75%, 1/15/27 (1)	10	11
6.375%, 7/15/28 (1)	200	219	LTF Merger Sub
Ziggo Bond			8.50%, 6/15/23 (1)	35	33
5.125%, 2/28/30 (1)	200	211	Mattel
		4,630	5.875%, 12/15/27 (1)	15	16
			Mattel
			6.20%, 10/1/40	15	17
Chemicals 2.1%			Prestige Brands
Compass Minerals International			6.375%, 3/1/24 (1)	37	38
6.75%, 12/1/27 (1)	55	60	Tempur Sealy International
CVR Partners			5.50%, 6/15/26	20	21
9.25%, 6/15/23 (1)	195	193	Tempur Sealy International
Diamond			5.625%, 10/15/23	18	18
5.625%, 8/15/25 (EUR)	100	120			217

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Comstock Resources
			9.75%, 8/15/26	65	69
Container 2.2%			Continental Resources
Ardagh Packaging Finance			4.375%, 1/15/28	75	75
5.25%, 8/15/27 (1)	200	210	Continental Resources
Berry Global			4.50%, 4/15/23	24	25
5.625%, 7/15/27 (1)	5	5	Continental Resources
Crown Cork & Seal			4.90%, 6/1/44	115	107
7.375%, 12/15/26	25	30	Continental Resources
Intelligent Packaging Finco			5.75%, 1/15/31 (1)	75	81
6.00%, 9/15/28 (1)	15	16	CrownRock
Mauser Packaging Solutions Holding			5.625%, 10/15/25 (1)	10	10
7.25%, 4/15/25 (1)	170	171	DCP Midstream, Series A, VR,
Mauser Packaging Solutions Holding			7.375% (2)(3)	24	18
8.50%, 4/15/24 (1)	25	26	DCP Midstream Operating
Pactiv			5.625%, 7/15/27	55	60
7.95%, 12/15/25	40	45	DCP Midstream Operating
Pactiv			6.75%, 9/15/37 (1)	30	31
8.375%, 4/15/27	67	75	DCP Midstream Operating
Trivium Packaging Finance			8.125%, 8/16/30	40	48
5.50%, 8/15/26 (1)	200	209	Endeavor Energy Resources
			5.75%, 1/30/28 (1)	24	26
		787	Endeavor Energy Resources
			6.625%, 7/15/25 (1)	10	11

Drugs 0.2%			EQT
			5.00%, 1/15/29	15	16
Teva Pharmaceutical Finance			EQT
6.15%, 2/1/36	73	78	7.875%, 2/1/25	10	11
		78	EQT
			8.75%, 2/1/30	78	99
			Exterran Energy Solutions
Energy 8.7%			8.125%, 5/1/25	50	41
Antero Resources			Hess
5.125%, 12/1/22	6	6	7.30%, 8/15/31	10	12
Archrock Partners			Hess
6.875%, 4/1/27 (1)	40	41	7.875%, 10/1/29	5	6
Berry Petroleum			Jagged Peak Energy
7.00%, 2/15/26 (1)	10	8	5.875%, 5/1/26	61	63
Cheniere Corpus Christi Holdings			Magnolia Oil & Gas Operating
5.125%, 6/30/27	95	110	6.00%, 8/1/26 (1)	60	59
Cheniere Energy			Matador Resources
4.625%, 10/15/28 (1)	35	36	5.875%, 9/15/26	184	156
Cheniere Energy Partners			Newfield Exploration
4.50%, 10/1/29	160	166	5.625%, 7/1/24	50	53
Cheniere Energy Partners			NGL Energy Partners
5.625%, 10/1/26	11	11	7.50%, 11/1/23	148	75
Citgo Holding			NGL Energy Partners
9.25%, 8/1/24 (1)	135	119	7.50%, 4/15/26	97	39
CITGO Petroleum			NuStar Logistics
7.00%, 6/15/25 (1)	60	58	5.75%, 10/1/25	35	37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Occidental Petroleum			USA Compression Partners
3.125%, 2/15/22	2	2	6.875%, 9/1/27	15	16

Occidental Petroleum					3,053
5.875%, 9/1/25	30	30
Occidental Petroleum
6.375%, 9/1/28	30	30	Entertainment & Leisure 1.5%
Occidental Petroleum
6.45%, 9/15/36	10	10	Carnival
Occidental Petroleum			7.625%, 3/1/26 (1)	40	42
6.95%, 7/1/24	5	5	Cedar Fair
Occidental Petroleum			5.25%, 7/15/29	68	70
7.95%, 6/15/39	65	69	Cedar Fair
Occidental Petroleum			5.375%, 4/15/27	30	30
8.00%, 7/15/25	50	55	Cedar Fair
Occidental Petroleum			5.50%, 5/1/25 (1)	90	95
8.50%, 7/15/27	70	77	Live Nation Entertainment
Occidental Petroleum			4.75%, 10/15/27 (1)	8	8
8.875%, 7/15/30	155	175	Royal Caribbean Cruises
Petrobras Global Finance			5.25%, 11/15/22	62	61
6.75%, 6/3/50	15	18	Royal Caribbean Cruises
Petrobras Global Finance			11.50%, 6/1/25 (1)	90	105
7.375%, 1/17/27	45	56	SeaWorld Parks & Entertainment
Range Resources			9.50%, 8/1/25 (1)	55	59
9.25%, 2/1/26 (1)	50	52	Six Flags Theme Parks
Seven Generations Energy			7.00%, 7/1/25 (1)	15	16
5.375%, 9/30/25 (1)	205	209	Vail Resorts
Seven Generations Energy			6.25%, 5/15/25 (1)	25	27
6.75%, 5/1/23 (1)	30	30			513
Summit Midstream Partners, Series
A, VR,
9.50% (2)(3)(4)(5)	10	2	Exploration & Production 0.3%
Tallgrass Energy Partners			Apache
5.50%, 9/15/24 (1)	20	20	4.625%, 11/15/25	47	49
Tallgrass Energy Partners			Apache
5.50%, 1/15/28 (1)	110	106	4.875%, 11/15/27	45	47
Tallgrass Energy Partners			Apache
6.00%, 3/1/27 (1)	20	20	6.00%, 1/15/37	5	5
Tallgrass Energy Partners
7.50%, 10/1/25 (1)	30	31			101
Targa Resources Partners
5.375%, 2/1/27	5	5	Financial 5.6%
Targa Resources Partners
5.50%, 3/1/30	70	76	Acrisure
Targa Resources Partners			7.00%, 11/15/25 (1)	112	115
5.875%, 4/15/26	5	5	Acrisure
Targa Resources Partners			8.125%, 2/15/24 (1)	40	42
6.50%, 7/15/27	12	13	Acrisure
Targa Resources Partners			10.125%, 8/1/26 (1)	55	62
6.875%, 1/15/29	122	137	Alliant Holdings Intermediate
USA Compression Partners			6.75%, 10/15/27 (1)	15	16
6.875%, 4/1/26	20	21

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
AmWINS Group			Park Aerospace Holdings
7.75%, 7/1/26 (1)	107	116	5.25%, 8/15/22 (1)	15	16
Avolon Holdings Funding			PennyMac Financial Services
5.125%, 10/1/23 (1)	160	168	5.375%, 10/15/25 (1)	30	31
Avolon Holdings Funding			Quicken Loans
5.50%, 1/15/23 (1)	35	37	5.25%, 1/15/28 (1)	60	64
Cabot Financial Luxembourg			SLM
7.50%, 10/1/23 (GBP)	44	60	4.20%, 10/29/25	35	37
Cargo Aircraft Management					1,957
4.75%, 2/1/28 (1)	10	10
DAE Funding
4.50%, 8/1/22 (1)	20	20	Food 2.2%
DAE Funding
5.00%, 8/1/24 (1)	48	49	B&G Foods
DAE Funding			5.25%, 4/1/25	57	59
5.25%, 11/15/21 (1)	85	88	B&G Foods
Genworth Mortgage Holdings			5.25%, 9/15/27	100	104
6.50%, 8/15/25 (1)	90	96	Chobani
GTCR AP Finance			4.625%, 11/15/28 (1)	20	21
8.00%, 5/15/27 (1)	27	29	Chobani
HUB International			7.50%, 4/15/25 (1)	135	141
7.00%, 5/1/26 (1)	105	109	Kraft Heinz Foods
Icahn Enterprises			6.875%, 1/26/39	23	32
6.25%, 5/15/26	111	116	Kraft Heinz Foods
LPL Holdings			7.125%, 8/1/39 (1)	20	28
5.75%, 9/15/25 (1)	44	45	Post Holdings
MGIC Investment			5.625%, 1/15/28 (1)	80	85
5.25%, 8/15/28	25	27	Post Holdings
Navient			5.75%, 3/1/27 (1)	20	21
5.00%, 3/15/27	25	25	Sigma Holdco
Navient			5.75%, 5/15/26 (EUR)	190	225
6.125%, 3/25/24	57	60	United Natural Foods
Navient			6.75%, 10/15/28 (1)	45	46
6.75%, 6/25/25	72	78			762
Navient
6.75%, 6/15/26	98	105
Navient			Forest Products 0.0%
7.25%, 1/25/22	84	88	Boise Cascade
Navient			4.875%, 7/1/30 (1)	10	11
7.25%, 9/25/23	29	32
OneMain Finance					11
6.125%, 3/15/24	13	14
OneMain Finance			Gaming 5.7%
6.625%, 1/15/28	105	122
OneMain Finance			Bally's
6.875%, 3/15/25	35	40	6.75%, 6/1/27 (1)	20	20
OneMain Finance			Boyd Gaming
7.125%, 3/15/26	10	12	6.00%, 8/15/26	25	26
OneMain Finance			Boyd Gaming
8.875%, 6/1/25	25	28	8.625%, 6/1/25 (1)	15	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Caesars Entertainment			Avantor Funding
8.125%, 7/1/27 (1)	20	22	4.625%, 7/15/28 (1)	170	180
Caesars Resort Collection			Bausch Health
5.25%, 10/15/25 (1)	66	66	5.50%, 11/1/25 (1)	20	21
Caesars Resort Collection			Bausch Health
5.75%, 7/1/25 (1)	35	37	7.00%, 3/15/24 (1)	90	93
Cirsa Finance International			Bausch Health
7.875%, 12/20/23 (1)	200	199	7.00%, 1/15/28 (1)	2	2
International Game Technology			Bausch Health
6.25%, 2/15/22 (1)	200	206	7.25%, 5/30/29 (1)	410	454
MGM China Holdings			Bausch Health
5.875%, 5/15/26 (1)	200	210	9.00%, 12/15/25 (1)	50	55
MGM Growth Properties Operating			Bausch Health Americas
Partnership			8.50%, 1/31/27 (1)	110	121
3.875%, 2/15/29 (1)	75	75	Bausch Health Americas
MGM Growth Properties Operating			9.25%, 4/1/26 (1)	65	72
Partnership			Centene
5.625%, 5/1/24	50	54	4.625%, 12/15/29	37	40
MGM Growth Properties Operating			Centene
Partnership			5.375%, 8/15/26 (1)	15	16
5.75%, 2/1/27	15	17	Change Healthcare Holdings
MGM Resorts International			5.75%, 3/1/25 (1)	55	56
6.00%, 3/15/23	25	27	CHS
Peninsula Pacific Entertainment			8.00%, 12/15/27 (1)	95	98
8.50%, 11/15/27 (1)	80	85	DaVita
Scientific Games International			3.75%, 2/15/31 (1)	40	40
7.00%, 5/15/28 (1)	10	10	Jaguar Holding II
Scientific Games International			4.625%, 6/15/25 (1)	10	10
7.25%, 11/15/29 (1)	15	16	Jaguar Holding II
Scientific Games International			5.00%, 6/15/28 (1)	10	11
8.25%, 3/15/26 (1)	285	306	Legacy LifePoint Health
Scientific Games International			6.75%, 4/15/25 (1)	32	34
8.625%, 7/1/25 (1)	30	32	Molina Healthcare
Stars Group Holdings			4.375%, 6/15/28 (1)	40	42
7.00%, 7/15/26 (1)	50	53	Molina Healthcare
VICI Properties			5.375%, 11/15/22	2	2
4.125%, 8/15/30 (1)	35	36	MPT Operating Partnership
VICI Properties			6.375%, 3/1/24	25	26
4.625%, 12/1/29 (1)	20	21	Ortho-Clinical Diagnostics
Wynn Las Vegas			7.25%, 2/1/28 (1)	5	5
5.25%, 5/15/27 (1)	187	188	Ortho-Clinical Diagnostics
Wynn Macau			7.375%, 6/1/25 (1)	18	19
5.625%, 8/26/28 (1)	200	205	Radiology Partners
Wynn Resorts Finance			9.25%, 2/1/28 (1)	12	13
5.125%, 10/1/29 (1)	80	81	RegionalCare Hospital Partners
		2,009	Holdings
			9.75%, 12/1/26 (1)	200	220
			Select Medical
Health Care 6.4%			6.25%, 8/15/26 (1)	20	21
Acadia Healthcare			Teleflex
5.00%, 4/15/29 (1)	30	32	4.25%, 6/1/28 (1)	15	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Tenet Healthcare
6.125%, 10/1/28 (1)	230	234
Tenet Healthcare			Lodging 0.7%
6.875%, 11/15/31	80	82	Hilton Domestic Operating
Tenet Healthcare			5.375%, 5/1/25 (1)	10	10
7.50%, 4/1/25 (1)	42	46	Hilton Domestic Operating
Teva Pharmaceutical Finance			5.75%, 5/1/28 (1)	15	16
Netherlands III			Hilton Worldwide Finance
2.80%, 7/21/23	190	187	4.875%, 4/1/27	27	28
		2,248	Marriott International
			4.625%, 6/15/30	10	11
			Marriott International
Information Technology 2.7%			5.75%, 5/1/25	20	23
ANGI Group			Marriott Ownership Resorts
3.875%, 8/15/28 (1)	20	20	6.125%, 9/15/25 (1)	30	32
Banff Merger Sub			Marriott Ownership Resorts
9.75%, 9/1/26 (1)	29	31	6.50%, 9/15/26	30	32
Boxer Parent			Park Intermediate Holdings
7.125%, 10/2/25 (1)	20	22	5.875%, 10/1/28 (1)	30	32
Boxer Parent			Park Intermediate Holdings
9.125%, 3/1/26 (1)	20	21	7.50%, 6/1/25 (1)	20	22
CDK Global			RHP Hotel Properties
5.875%, 6/15/26	2	2	4.75%, 10/15/27	35	35
CommScope					241
7.125%, 7/1/28 (1)	65	69
CommScope
8.25%, 3/1/27 (1)	20	22	Manufacturing 0.2%
Expedia Group			Hillenbrand
4.625%, 8/1/27 (1)	30	33	5.00%, 9/15/26	2	2
Expedia Group			Hillenbrand
6.25%, 5/1/25 (1)	40	46	5.75%, 6/15/25	5	5
Expedia Group			Sensata Technologies
7.00%, 5/1/25 (1)	30	33	3.75%, 2/15/31 (1)	30	31
Go Daddy Operating			Welbilt
5.25%, 12/1/27 (1)	20	21	9.50%, 2/15/24	35	36
LogMeIn
5.50%, 9/1/27 (1)	35	36			74
Photo Holdings Merger Sub
8.50%, 10/1/26 (1)	10	10
Solera			Metals & Mining 5.1%
10.50%, 3/1/24 (1)	250	260	Alcoa Nederland Holding
SS&C Technologies			5.50%, 12/15/27 (1)	200	216
5.50%, 9/30/27 (1)	75	80	ArcelorMittal
Uber Technologies			7.00%, 3/1/41	2	3
7.50%, 5/15/25 (1)	20	21	Arconic
Uber Technologies			6.00%, 5/15/25 (1)	20	22
7.50%, 9/15/27 (1)	175	191	Arconic
Veritas U. S.			6.125%, 2/15/28 (1)	53	57
7.50%, 9/1/25 (1)	25	25	Big River Steel
			6.625%, 1/31/29 (1)	95	100
		943

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Cleveland-Cliffs
9.875%, 10/17/25 (1)	31	36	Restaurants 0.8%
Constellium			1011778 BC ULC
6.625%, 3/1/25 (1)	250	256	5.75%, 4/15/25 (1)	10	11
FMG Resources			Brinker International
5.125%, 3/15/23 (1)	20	21	3.875%, 5/15/23	9	9
FMG Resources			Dave & Buster's
5.125%, 5/15/24 (1)	95	103	7.625%, 11/1/25 (1)	77	80
Freeport-McMoRan			Golden Nugget
5.00%, 9/1/27	25	27	6.75%, 10/15/24 (1)	90	87
Freeport-McMoRan			Yum! Brands
5.25%, 9/1/29	95	106	5.35%, 11/1/43	54	60
Freeport-McMoRan			Yum! Brands
5.40%, 11/14/34	64	79	6.875%, 11/15/37	35	43
Freeport-McMoRan					290
5.45%, 3/15/43	80	99
Hecla Mining
7.25%, 2/15/28	130	140	Retail 0.8%
Hudbay Minerals			Carvana
6.125%, 4/1/29 (1)	62	67	5.875%, 10/1/28 (1)	50	50
Hudbay Minerals			L Brands
7.625%, 1/15/25 (1)	188	195	6.625%, 10/1/30 (1)	45	50
Joseph T. Ryerson & Son			L Brands
8.50%, 8/1/28 (1)	67	73	6.694%, 1/15/27	4	4
New Gold			L Brands
6.375%, 5/15/25 (1)	48	50	6.875%, 7/1/25 (1)	5	5
New Gold			L Brands
7.50%, 7/15/27 (1)	25	27	7.50%, 6/15/29	35	39
Novelis			L Brands
4.75%, 1/30/30 (1)	100	106	9.375%, 7/1/25 (1)	55	67
		1,783	PetSmart
			7.125%, 3/15/23 (1)	60	59

Other Telecommunications 0.9%					274
CenturyLink
4.50%, 1/15/29 (1)	125	127	Satellites 2.4%
Consolidated Communications			Hughes Satellite Systems
6.50%, 10/1/28 (1)	57	62	6.625%, 8/1/26	230	256
Embarq			Hughes Satellite Systems
7.995%, 6/1/36	45	54	7.625%, 6/15/21	6	6
Equinix			Intelsat Jackson Holdings
5.375%, 5/15/27	30	33	9.50%, 9/30/22 (1)	355	393
Zayo Group Holdings			Telesat Canada
4.00%, 3/1/27 (1)	20	20	6.50%, 10/15/27 (1)	89	92
Zayo Group Holdings			ViaSat
6.125%, 3/1/28 (1)	25	26	5.625%, 4/15/27 (1)	80	84
		322			831

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Sabre GLBL
Services 6.9%			9.25%, 4/15/25 (1)	17	20
Advantage Sales & Marketing			Shift4 Payments
6.50%, 11/15/28 (1)	35	36	4.625%, 11/1/26 (1)	25	26
Allied Universal Holdco			Staples
6.625%, 7/15/26 (1)	65	70	7.50%, 4/15/26 (1)	67	68
Allied Universal Holdco			Staples
9.75%, 7/15/27 (1)	90	100	10.75%, 4/15/27 (1)	80	75
Ascend Learning			United Rentals North America
6.875%, 8/1/25 (1)	32	33	3.875%, 2/15/31	60	63
Avis Budget Car Rental			Vertical Holdco
5.75%, 7/15/27 (1)	30	30	7.625%, 7/15/28 (1)	200	214
Avis Budget Car Rental			Vertical U. S. Newco
5.75%, 7/15/27 (1)	25	25	5.25%, 7/15/27 (1)	200	209
Black Knight InfoServ			White Cap Buyer
3.625%, 9/1/28 (1)	60	61	6.875%, 10/15/28 (1)	25	26
eG Global Finance			Williams Scotsman International
8.50%, 10/30/25 (1)	200	215	4.625%, 8/15/28 (1)	25	26
Fair Isaac			WW International
5.25%, 5/15/26 (1)	29	32	8.625%, 12/1/25 (1)	135	141
Gartner
4.50%, 7/1/28 (1)	20	21			2,416
GFL Environmental
8.50%, 5/1/27 (1)	66	73
H&E Equipment Services			Supermarkets 1.4%
3.875%, 12/15/28 (1)	165	165	Albertsons
H&E Equipment Services			7.50%, 3/15/26 (1)	35	39
5.625%, 9/1/25	55	57	Albertsons
HD Supply			3.50%, 2/15/23 (1)	20	20
5.375%, 10/15/26 (1)	30	32	Albertsons
IPD 3			3.50%, 3/15/29 (1)	215	215
5.50%, 12/1/25 (EUR) (1)	100	122	Albertsons
MSCI			4.875%, 2/15/30 (1)	25	27
3.625%, 9/1/30 (1)	10	10	Albertsons
Performance Food Group			5.875%, 2/15/28 (1)	125	135
5.50%, 10/15/27 (1)	80	85	New Albertsons
Picasso Finance Sub			7.45%, 8/1/29	27	31
6.125%, 6/15/25 (1)	25	27	New Albertsons
Presidio Holdings			8.00%, 5/1/31	29	35
4.875%, 2/1/27 (1)	80	84			502
Presidio Holdings
8.25%, 2/1/28 (1)	45	49
Prime Security Services Borrower			Transportation 0.2%
3.375%, 8/31/27 (1)	20	20	Watco Finance
Prime Security Services Borrower			6.50%, 6/15/27 (1)	60	64
5.75%, 4/15/26 (1)	20	22
Prime Security Services Borrower					64
6.25%, 1/15/28 (1)	140	147
Sabre GLBL
7.375%, 9/1/25 (1)	30	32

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Sprint
Utilities 4.6%			7.125%, 6/15/24	121	141
AES			Sprint Capital
5.125%, 9/1/27	30	33	6.875%, 11/15/28	96	124
AES			T-Mobile USA
6.00%, 5/15/26	60	63	6.50%, 1/15/26	60	62
Calpine
5.125%, 3/15/28 (1)	145	152			358
Clearway Energy Operating
5.75%, 10/15/25	87	92	Total Corporate Bonds
NextEra Energy Operating Partners			(Cost $30,882)		32,141
4.25%, 7/15/24 (1)	25	27
NextEra Energy Operating Partners
4.25%, 9/15/24 (1)	30	32	CONVERTIBLE BONDS 0.2%
NextEra Energy Operating Partners
4.50%, 9/15/27 (1)	24	26	Cable Operators 0.1%
NiSource, VR,			DISH Network
5.65% (2)(3)	24	25	3.375%, 8/15/26	30	30

NRG Energy					30
5.25%, 6/15/29 (1)	75	82
NRG Energy
5.75%, 1/15/28	70	76	Energy 0.1%
NRG Energy
6.625%, 1/15/27	125	132	Cheniere Energy
NRG Energy			4.25%, 3/15/45	39	31
7.25%, 5/15/26	122	129			31
Pacific Gas & Electric
4.55%, 7/1/30	113	128
Pacific Gas & Electric			Total Convertible Bonds
4.75%, 2/15/44	35	39	(Cost $53)		61
Pattern Energy Operations
4.50%, 8/15/28 (1)	15	16	COMMON STOCKS 0.0%
PG&E
5.00%, 7/1/28	90	96	Media & Communications 0.0%
PG&E
5.25%, 7/1/30	145	158	iHeartMedia, Class A (4)	1	11
Pike
5.50%, 9/1/28 (1)	45	47	Total Common Stocks
Terraform Global Operating			(Cost $17)		11
6.125%, 3/1/26 (1)	113	115
Vistra Operations
5.00%, 7/31/27 (1)	47	50	CONVERTIBLE PREFERRED STOCKS 2.4%
Vistra Operations
5.50%, 9/1/26 (1)	115	120	Energy 0.7%

		1,638	Targa Resources, Series A, 9.50%,
			Acquisition Date: 10/30/17 -
			3/12/20, Cost $263 (3)(6)	—	257

Wireless Communications 1.0%					257
SBA Communications
3.875%, 2/15/27 (1)	30	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Health Care 0.7%			NextEra Energy
			5.279%, 3/1/23	2	101
Avantor, Series A
6.25%, 5/15/22	2	191			245
Boston Scientific, Series A
5.50%, 6/1/23	1	51	Total Convertible Preferred Stocks
		242	(Cost $769)		846

			SHORT-TERM INVESTMENTS 4.9%
Insurance 0.1%
Alliant Services, Series A, Acquisition			Money Market Funds 4.4%
Date: 11/6/20, Cost $25 (4)(6)(7)	—	25	T. Rowe Price Government Reserve
		25	Fund, 0.09% (8)(9)	1,539	1,539
			Total Money Market Funds		1,539

Manufacturing 0.2%
Danaher, Series B			U.S. Treasury Obligations 0.5%
5.00%, 4/15/23	—	77	U. S. Treasury Bills,
			0.10%, 11/4/21 (10)	175	175
		77
			Total U. S. Treasury Obligations		175

Utilities 0.7%
			Total Short-Term Investments
American Electric Power			(Cost $1,714)		1,714
6.125%, 3/15/22	2	101
American Electric Power
6.125%, 8/15/23	1	43	Total Investments in Securities 98.9%
			(Cost $33,435)		$34,773
			Other Assets Less Liabilities 1.1%		399
			Net Assets 100%		$35,172

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,056 and represents 62.7% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Non-income producing
(5)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $282 and represents 0.8% of net assets.
(7)	Level 3 in fair value hierarchy.
(8)	Seven-day yield
(9)	Affiliated Companies
(10)	At November 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EUR	Euro
GBP	British Pound
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s, except Market Price)

SWAPS 0.4%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises,
5.25%, 11/15/22, $98.88*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23	25	—	(1)	1
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$104.00 *), Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	35	—	—	—
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises,
5.25%, 11/15/22, $98.88*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23	25	—	—	—
Total Bilateral Credit Default Swaps, Protection Sold			(1)	1

Total Bilateral Swaps			(1)	1

	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value**	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%

Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit CDX. NA. HY-S35, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit default, 12/20/25	1,500	149	130	19
Total Centrally Cleared Credit Default Swaps, Protection Sold				19
Total Centrally Cleared Swaps				19

Net payments (receipts) of variation margin to date				9
Variation margin receivable (payable) on centrally cleared swaps				$28

* Market Price at November 30, 2020
**Includes interest purchased or sold but not yet collected of $13.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive			Deliver	Gain/(Loss)
Bank of America	2/19/21	USD	110	EUR	92	$ (1)
State Street	1/22/21	USD	485	GBP	376	(15)
UBS Investment Bank	2/19/21	USD	831	EUR	700	(7)

Net unrealized gain (loss) on open forward currency
exchange contracts						$ (23)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$2	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	11/30/20
T. Rowe Price Government Reserve Fund	$341	¤	¤	$1,539	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,539.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 32,202	$ —	$ 32,202
Common Stocks	11	—	—	11
Convertible Preferred Stocks	—	821	25	846
Short-Term Investments	1,539	175	—	1,714
Total Securities	1,550	33,198	25	34,773
Swaps*	—	19	—	19
Total	$1,550	$ 33,217	$ 25	$ 34,792
Liabilities
Forward Currency Exchange Contracts	$—	$ 23	$ —	$ 23

[1] Includes Corporate Bonds, Convertible Bonds.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.